TRADE RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 3 - TRADE RECEIVABLES

The Company has performed an analysis on all its trade receivables and determined that all amounts are collectible by the Company. As such, trade receivables are reflected as a current asset and no allowance for impairment has been recorded as of March 31, 2023, December, 31, 2022 and 2021. Total of $12,600 and $3,809 of bad debts were written off for the year ended December 31, 2022 and December 31, 2021, respectively. The Company’s trade receivables consist of receivable from customers which are unrelated to the Company. The account receivables are non-interest bearing and is generally on 30 days to 90 days term.

NOTE 3 – TRADE RECEIVABLES

The Company has performed an analysis on all its trade receivables and determined that all amounts are collectible by the Company. As such, trade receivables are reflected as a current asset and no allowance for impairment has been recorded as of December 31, 2022 and December 31, 2021. Total of $12,600 and $3,809 of bad debts were written off for the year ended December 31, 2022 and December 31, 2021, respectively. The Company’s trade receivables consist of receivable from customers which are unrelated to the Company. The account receivables are non-interest bearing and is generally on 30 days to 90 days term